Document and Entity Information	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Vivint Solar, Inc.
Entity Central Index Key	0001607716
Entity Emerging Growth Company	false
Entity File Number	001-36642
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5605880
Entity Address, Address Line One	1800 West Ashton Blvd.
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	877
Local Phone Number	404-4129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	VSLR
Name of each exchange on which registered	NYSE